Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk

As at December 31, 2017 and 2018, maximum exposure to credit risk is as follows.

(In millions of Korean won)	December 31, 2017		December 31, 2018
Cash and cash equivalents (except for cash on hand)	￦	1,926,620	￦	2,284,885
Trade and other receivables
Financial assets at amortized costs		6,793,397		5,425,996
Financial assets at fair value through other comprehensive income		—		1,097,348
Contract assets		—		398,797
Other financial assets
Derivatives financial assets for hedging		7,389		29,843
Financial assets at fair value through profit or loss		5,813		714,653
Financial assets at fair value through other comprehensive income		—		6,909
Financial assets at amortized costs		—		484,271
Available-for-sale financial assets		9,899		—
Held-to-maturity financial assets		151		—
Financial instruments and others		1,333,317		—
Financial guarantee contracts[1]		143,969		65,760

Total	￦	10,220,555	￦	10,508,462

1	It is total amount guaranteed by the Group according to the guarantee contracts.

Summary of Contractual Undiscounted Cash Flows

The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the financial statements.

	December 31, 2017
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,882,861	￦	1,219,835	￦	161,497	￦	9,264,193
Borrowings(including debentures)		1,623,996		3,666,726		2,317,209		7,607,931
Other non-derivative financial liabilities		4,117		31,290		142,706		178,113
Financial guarantee contracts[1]		26,738		—		—		26,738

Total	￦	9,537,712	￦	4,917,851	￦	2,621,412	￦	17,076,975

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,287,436	￦	1,173,579	￦	492,429	￦	8,953,444
Borrowings(including debentures)		1,507,232		3,669,060		2,378,272		7,554,564
Other non-derivative financial liabilities		6,123		37,358		132,152		175,633
Financial guarantee contracts[1]		52,734		13,026		—		65,760

Total	￦	8,853,525	￦	4,893,023	￦	3,002,853	￦	16,749,401

1

It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow

	December 31, 2016
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	1,174,147	￦	1,176,715	￦	536,005	￦	2,886,867
Inflow		1,302,112		1,306,199		588,559		3,196,870

	December 31, 2017
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	638,171	￦	546,791	￦	526,633	￦	1,711,595
Inflow		608,270		568,976		509,558		1,686,804

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	455,343	￦	1,466,915	￦	517,301	￦	2,439,559
Inflow		484,505		1,492,718		519,133		2,496,356

Summary of Debt-to-equity Ratios

The debt-to-equity ratios as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Total liabilities	￦	16,712,367	￦	17,815,630
Total equity		13,183,354		14,658,490
Debt-to-equity ratio		127%		122%

Summary of Gearing Ratios

The gearing ratios as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won, %)	December 31, 2017		December 31, 2018
Total borrowings	￦	6,860,539	￦	6,648,293
Less: cash and cash equivalents		(1,928,182)		(2,703,422)

Net debt		4,932,357		3,944,871
Total equity		13,183,354		14,658,490
Total capital		18,115,711		18,603,361
Gearing ratio		27%		21%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements

Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2017
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative used for hedge[1]	￦	3,284	￦	—	￦	3,284	￦	(3,284)	￦	—	￦	—
Trade receivables[2]		85,755		(5,010)		80,745		(73,109)		—		7,636
Other financial assets		8,680		(436)		8,244		(5,307)		—		2,937

	￦	97,719	￦	(5,446)	￦	92,273	￦	(81,700)	￦	—	￦	10,573

(In millions of Korean won)	December 31, 2018
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables[2]	￦	78,833	￦	(1)	￦	78,832	￦	(76,414)	￦	—	￦	2,418
Other financial assets		19,825		—		19,825		(19,825)		—		—

	￦	98,658	￦	(1)	￦	98,657	￦	(96,239)	￦	—	￦	2,418

1	It is the amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2

It is the amount for the Controlling Company and KT Powertel Co., Ltd, a subsidiary of the Group, applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements

The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2017
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Derivative used for hedging[1]	￦	26,135	￦	—	￦	26,135	￦	(3,284)	￦	—	￦	22,851
Trade payables[2]		80,829		(5,217)		75,612		(73,109)		—		2,503
Other financial liabilities		5,549		(229)		5,320		(5,307)		—		13

	￦	112,513	￦	(5,446)	￦	107,067	￦	(81,700)	￦	—	￦	25,367

(In millions of Korean won)	December 31, 2018
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables[2]	￦	78,317	￦	—	￦	78,317	￦	(76,413)	￦	—	￦	1,904
Other financial liabilities		19,827		(1)		19,826		(19,825)		—		1

	￦	98,144	￦	(1)	￦	98,143	￦	(96,238)	￦	—	￦	1,905

1	It is the amount applied with master netting arrangements under the standard contract of International Swap and Derivatives Association (ISDA).
2

It is the amount for the Controlling Company and KT Powertel Co., Ltd, a subsidiary of the Group, applied with netting arrangements under the reference offer of the telecommunication facility interconnection and sharing data among telecommunications companies.

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As at December 31, 2016, 2017 and 2018, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax[1]	Shareholders’ equity
2016.12.31	10%	(28,134)	(23,817)
	-10%	28,134	23,817
2017.12.31	10%	(10,132)	(7,273)
	-10%	10,132	7,273
2018.12.31	10%	(2,350)	633
	-10%	(2,851)	(62)

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies

Summary of Details of Financial Assets and Liabilities in Foreign Currencies

Details of financial assets and liabilities in foreign currencies as at December 31, 2016, 2017 and 2018, are as follows:

(In thousands of foreign currencies)	2016		2017		2018
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	210,474	2,536,090	236,476	1,908,831	279,327	1,893,782
SDR[1]	311	737	306	738	267	730
JPY	80,555	21,802,051	28,267	21,801,443	66,078	50,000,000
GBP	1	151	—	74	—	256
EUR	40	2,571	186	3,625	2	6
DZD[2]	471	—	47	—	618	—
CNY	15,262	381	46,555	10	16,315	271
UZS[3]	39,531	—	136,787	—	121,053	—
RWF[4]	1,203	—	3,346	—	857	—
THB[5]	—	—	—	—	1,685	1,685
IDR[6]	15,646,011	53,142,167	14,886,393	710,162	64,240,286	41,510,330
MMK[7]	2,750	—	84	—	84	—
TZS[8]	29,987	—	317,348	—	—	2,876
BWP[9]	15	—	42	—	897	—
HKD	254	—	—	—	—	—
BDT[10]	69,473	—	38,074	—	39,494	—
PLN[11]	106,025	—	338	—	26	—
VND[12]	515,412	—	311,649	—	467,272	—
XAF[13]	—	—	—	—	666	—
CHF[14]	—	—	—	12	—	—

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Thailand Bhat.
6	Indonesia Rupiah.
7	Myanmar Kyat.
8	Tanzanian Shilling.
9	Botswana Pula.
10	Bangladesh Taka.
11	Polish Zloty.
12	Vietnam Dong.
13	Central African Franc.
14	Confoederatio Helvetia Franc.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As at December 31, 2016, 2017 and 2018, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2016.12.31	10%	￦	—	￦	539
	-10%		—		(539)
2017.12.31	10%	￦	—	￦	686
	-10%		—		(686)
2018.12.31	10%	￦	12	￦	898
	-10%		(12)		(898)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity

As at December 31, 2016, 2017 and 2018, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2016.12.31	+ 100 bp	￦	(3,456)	￦	(1,673)
	- 100 bp		3,445		(5,025)
2017.12.31	+ 100 bp	￦	1,942	￦	4,868
	- 100 bp		(1,954)		(5,198)
2018.12.31	+ 100 bp	￦	1,059	￦	9,689
	- 100 bp		(1,958)		(10,237)